Earnings per shares - Additional Information (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basic and diluted earnings per share, amount	€ 11,838	€ 2,237	€ 59
Basic earnings per share	€ 0.4277	€ 0.0771	€ 0.0020
Diluted earnings per share	€ 0.4262	€ 0.0768	€ 0.0020
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Basic and diluted earnings per share, amount		€ 149	€ (53)
Basic earnings per share		€ 0.0051	€ 0.0018
Diluted earnings per share		€ 0.0051	€ 0.0018